	RMB SMID Cap Fund
	Portfolio Holdings As of September 30, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.2%
	(percentage of net assets)
	AEROSPACE & DEFENSE 3.1%
	HEICO Corp.	18,576	$1,944,164
*	Teledyne Technologies, Inc.	11,505	3,568,966
			5,513,130
	AUTO COMPONENTS 2.0%
*	Fox Factory Holding Corp.	19,295	1,434,197
*	Visteon Corp.	32,208	2,229,438
			3,663,635
	BANKS 7.3%
	First Republic Bank	32,694	3,565,607
	Pinnacle Financial Partners, Inc.	73,996	2,633,518
	ServisFirst Bancshares, Inc.	82,154	2,795,701
*	SVB Financial Group	10,690	2,572,228
	Webster Financial Corp.	58,744	1,551,429
			13,118,483
	BIOTECHNOLOGY 2.0%
*	Bluebird Bio, Inc.	8,177	441,149
*	Exact Sciences Corp.	19,711	2,009,536
*	Ultragenyx Pharmaceutical, Inc.	14,885	1,223,398
			3,674,083
	BUILDING PRODUCTS 1.0%
*	Trex Co., Inc.	23,836	1,706,658

	CAPITAL MARKETS 1.8%
	MarketAxess Holdings, Inc.	3,867	1,862,308
	Stifel Financial Corp.	26,776	1,353,795
			3,216,103
	CHEMICALS 2.0%
	RPM International, Inc.	43,780	3,626,735

	COMMERCIAL SERVICES & SUPPLIES 4.1%
	Brink's Co. (The)	47,888	1,967,718
*	Copart, Inc.	51,182	5,382,299
			7,350,017
	CONSTRUCTION MATERIALS 4.1%
	Eagle Materials, Inc.	43,188	3,727,988
	Martin Marietta Materials, Inc.	15,616	3,675,382
			7,403,370
	CONTAINERS & PACKAGING 1.9%
	Avery Dennison Corp.	27,261	3,485,046

	DISTRIBUTORS 1.3%
	Pool Corp.	7,102	2,375,903

	DIVERSIFIED CONSUMER SERVICES 2.1%
*	Bright Horizons Family Solutions, Inc.	13,083	1,989,139
*	ServiceMaster Global Holdings, Inc.	45,418	1,811,270
			3,800,409
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.9%
	FLIR Systems, Inc.	64,026	2,295,332
*	Trimble, Inc.	58,704	2,858,885
			5,154,217
	ENTERTAINMENT 0.9%
*	Roku, Inc. - Class A	8,773	1,656,342

	EQUITY REAL ESTATE INVESTMENT 8.7%
	Alexandria Real Estate Equities, Inc.	24,724	3,955,840
	CyrusOne, Inc.	28,301	1,981,919
	EastGroup Properties, Inc.	37,678	4,872,896
	Equity Commonwealth	61,058	1,625,974
	PotlatchDeltic Corp.	44,720	1,882,712
	STORE Capital Corp.	47,027	1,289,951
			15,609,292
	HEALTH CARE EQUIPMENT & SUPPLIES 6.2%
*	IDEXX Laboratories, Inc.	5,550	2,181,761
*	Insulet Corp.	3,649	863,317
	Teleflex, Inc.	3,500	1,191,470
	West Pharmaceutical Services, Inc.	24,990	6,869,751
			11,106,299
	HEALTH CARE TECHNOLOGY 0.3%
*	Tabula Rasa HealthCare, Inc.	14,043	572,533

	HOTELS, RESTAURANTS & LEISURE 2.5%
	Vail Resorts, Inc.	20,955	4,483,741

	HOUSEHOLD DURABLES 1.4%
*	NVR, Inc.	603	2,462,121

	INDUSTRIAL CONGLOMERATES 1.1%
	Carlisle Cos., Inc.	16,615	2,033,178

	INFORMATION TECHNOLOGY SERVICES 1.4%
	Jack Henry & Associates, Inc.	15,864	2,579,328

	INSURANCE 4.2%
	American Financial Group, Inc.	53,008	3,550,476
*	Markel Corp.	4,170	4,060,329
			7,610,805
	LIFE SCIENCES TOOLS & SERVICES 4.7%
	Bio-Techne Corp.	15,387	3,811,822
*	Repligen Corp.	31,877	4,703,133
			8,514,955
	MACHINERY 5.5%
	Graco, Inc.	57,620	3,534,987
	IDEX Corp.	20,758	3,786,467
	ITT, Inc.	44,633	2,635,579
			9,957,033
	METALS & MINING 2.0%
	Steel Dynamics, Inc.	125,170	3,583,617

	OIL, GAS & CONSUMABLE FUELS 1.2%
	Diamondback Energy, Inc.	30,808	927,937
*	WPX Energy, Inc.	252,966	1,239,533
			2,167,470
	PHARMACEUTICALS 2.9%
*	Catalent, Inc.	59,768	5,119,727

	ROAD & RAIL 1.7%
	Old Dominion Freight Line, Inc.	17,122	3,097,712

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
	MKS Instruments, Inc.	30,790	3,363,192
	Monolithic Power Systems, Inc.	13,496	3,773,616
			7,136,808
	SOFTWARE 9.2%
*	Digimarc Corp.	62,520	1,396,072
*	Fair Isaac Corp.	12,235	5,204,524
*	Guidewire Software, Inc.	14,174	1,477,923
*	Proofpoint, Inc.	16,519	1,743,581
*	PTC, Inc.	43,317	3,583,182
*	Tyler Technologies, Inc.	8,806	3,069,419
			16,474,701
	TEXTILES, APPAREL & LUXURY GOODS 1.7%
	Columbia Sportswear Co.	34,566	3,006,551
	Total Common Stocks (Cost: $114,905,611)		171,260,002

	Short-Term Investments 4.7%
	(percentage of net assets)
	MONEY MARKET FUNDS 4.7%
	First American Government Obligations Fund - Class X - 0.07% [a]	8,525,065	8,525,065
	Total Short-Term Investments (Cost: $8,525,065)		8,525,065

	Total Investments 99.9% (Cost: $123,430,676)		$179,785,067
	Cash and other assets, less liabilities 0.1%		212,103
	Net Assets 100.0%		$179,997,170

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2020	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$171,260,002	$-	$-	$171,260,002
Short-Term Investments	8,525,065	-	-	8,525,065
Total Investments in Securities	$179,785,067	$-	$-	$179,785,067

[1]	Refer to the Fund’s respective Portfolio Holdings for a breakdown of holdings by industry.